Please file this Prospectus Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE ASIA PACIFIC FUND

WELLS FARGO ADVANTAGE EMERGING MARKETS FOCUS FUND

WELLS FARGO ADVANTAGE INSTITUTIONAL EMERGING MARKETS FUND

WELLS FARGO ADVANTAGE INTERNATIONAL CORE FUND

WELLS FARGO ADVANTAGE INTERNATIONAL EQUITY FUND

WELLS FARGO ADVANTAGE INTERNATIONAL VALUE FUND

WELLS FARGO ADVANTAGE OVERSEAS FUND

Class A, Class B, Class C, Administrator Class, and Institutional Class

Supplement dated August 14, 2006, to the Prospectuses dated February 1, 2006.

This supplement contains important information about the Funds referenced below (the “Funds”).

Emerging Markets Focus and Institutional Emerging Markets Funds

Effective August 18, 2006, Frank Chiang and Josephine Jiménez, CFA will resign as Portfolio Managers for the Emerging Markets Focus and Institutional Emerging Markets Funds. Anthony L.T. Cragg and Alison Shimada will assume portfolio management responsibilities for these Funds on or before August 18, 2006. The resulting changes to the Prospectuses are described below.

Under the Fund Description on page 18 of the Class A, B, and C Prospectus, page 18 of the Administrator Class Prospectus, and page 15 of the Institutional Class Prospectus, the information for the portfolio managers is replaced with the following:

Portfolio Managers: Anthony L.T. Cragg; Alison Shimada

The Information under the “Portfolio Managers” section beginning on page 70 of the Class A, B, and C Prospectus, page 54 of the Administrator Class Prospectus, and page 35 of the Institutional Class Prospectus, as it relates to Frank Chiang and Josephine Jimenez, is deleted and supplemented with the following:

Anthony L. T. Cragg

Emerging Markets Focus Fund since 2006

Institutional Emerging Markets Fund since 2006

Mr. Cragg joined Wells Capital Management in 2005. Prior to joining Wells Capital Management, he was a portfolio manager with Strong Capital Management, Inc. (“SCM”) since April 1993 and developed SCM’s international investment activities. During the prior seven years, he helped establish Dillon, Read International Asset Management, where he was in charge of Japanese, Asian, and Australian investments. He began his investment career in 1980 at Gartmore, Ltd., as an international investment manager, where his tenure included assignments in London, Hong Kong, and Tokyo. He received his M.A. degree in English Literature from Christ Church, Oxford University.

Alison Shimada

Emerging Markets Focus Fund since 2006

Institutional Emerging Markets Fund since 2006

Ms. Shimada joined Wells Capital Management in October 2003 and currently serves as a Portfolio Manager. She began her responsibilities at Wells Capital Management as a senior analyst covering Japan and Australia/New Zealand as well as the EMEA (Eastern Europe, Middle East and Africa) region and was head of equity research for the developed international equity team. Prior to joining Wells Capital Management, Ms. Shimada served as an investment officer of the University of California Regents–Office of the Treasurer from 1999 to 2003. Ms. Shimada earned her B.S. degree in Political Economies of Industrial Societies from the University of California at Berkeley, and her M.B.A. from Harvard Business School.

1

Please file this Statement of Additional Information Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE ASIA PACIFIC FUND

WELLS FARGO ADVANTAGE EMERGING MARKETS FOCUS FUND

WELLS FARGO ADVANTAGE INSTITUTIONAL EMERGING MARKETS FUND

WELLS FARGO ADVANTAGE INTERNATIONAL CORE FUND

WELLS FARGO ADVANTAGE INTERNATIONAL EQUITY FUND

WELLS FARGO ADVANTAGE INTERNATIONAL VALUE FUND

WELLS FARGO ADVANTAGE OVERSEAS FUND

Class A, Class B, Class C, Administrator Class, Institutional Class, and Investor Class

Supplement dated August 14, 2006, to the Statement of Additional Information dated February 1, 2006, as previously supplemented May 19, 2006, and February 27, 2006.

This supplement contains important information about the Funds referenced below (collectively the “Funds”, individually a “Fund”).

Emerging Markets Focus and Institutional Emerging Markets Funds

Effective August 18, 2006, Frank Chiang and Josephine Jiménez, CFA will resign as Portfolio Mangers for the Emerging Markets Focus and Institutional Emerging Markets Funds. Anthony L.T. Cragg and Alison Shimada will assume portfolio management responsibilities for the Funds on or before August 18, 2006. As a result of these changes, the information under the “Portfolio Managers” section beginning on page 23, as it relates to Frank Chiang and Josephine Jimenez, is deleted and replaced with the following information as of June 30, 2006, for Anthony L.T. Cragg and Alison Shimada.

The portfolio managers listed below manage the investment activities of the Fund on a day-to-day basis as follows:

Fund	Sub-Adviser	Portfolio Managers
Emerging Markets Focus Fund Institutional Emerging Markets Fund	Wells Capital Management	Anthony L.T. Cragg Alison Shimada

The tables in the Management of Other Accounts sub-section beginning on page 24 are supplemented with the following information for Anthony L.T. Cragg and Alison Shimada.

Table 1

Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets Managed	Number of Accounts	Total Assets Managed	Number of Accounts	Total Assets Managed
Wells Capital Management
Anthony L.T. Cragg	0	$0	0	$0	0	$0M
Alison Shimada	0	$0	0	$0	1	$150M

Table 2

Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets Managed	Number of Accounts	Total Assets Managed	Number of Accounts	Total Assets Managed
Wells Capital Management
Anthony L.T. Cragg	0	$0	0	$0	0	$0
Alison Shimada	0	$0	0	$0	0	$0

The table in the Compensation sub-section on page 27 is supplemented with the following information for Anthony L.T. Cragg and Alison Shimada.

Portfolio Manager	Benchmark
Anthony L.T. Cragg	MSCI AC Asia Pacific Index MSCI Emerging Markets Index
Alison Shimada	MSCI Emerging Markets Index

The table in the Beneficial Ownership in the Funds sub-section on page 27 is supplemented with the following information for Anthony L.T. Cragg and Alison Shimada.

Beneficial Equity Ownership in the Funds

Portfolio Manager	Asia Pacific Fund	Emerging Markets Focus Fund	International Core Fund	International Equity Fund	International Value Fund	Institutional Emerging Markets Fund	Overseas Fund
Wells Capital Management
Anthony L.T. Cragg	D	0	—	—	—	0	—
Alison Shimada	—	0	—	—	—	0	—

The following information was included in the May 19, 2006, supplement and is included herein for your convenience.

All Funds

Effective as of May 19, 2006, the following information supplements the “Additional Purchase and Redemption Information” section beginning on page 35 of the Statement of Additional Information.

Set forth below is a list of the member firms of the National Association of Securities Dealers (“NASD”)to which the Adviser, the Funds’ distributor or their affiliates expect (as of December 31, 2005) to make payments out of their own assets to selling and shareholder servicing agents in connection with the sale and distribution of shares of the Funds or for services to the Funds and their shareholders (“Marketing and Shareholder Support Payments”). Any additions, modifications, or deletions to the member firms identified in this list that have occurred since December 31, 2005, are not reflected:

•	A.G. Edwards & Sons, Inc.
•	Allstate Financial Services, LLC
•	Ameriprise Financial Services, Inc.
•	AXA Advisors, LLC
•	Bear, Stearns Securities Corp.
•	Charles Schwab & Co., Inc.
•	Citigroup Global Markets, Inc.
•	CitiStreet Advisors LLC
•	Fidelity Investments Institutional Services Company, Inc.
•	Financial Network Investment Corporation.
•	Fiserv Securities, Inc.
•	GWFS Equities, Inc.
•	ING Financial Partners, Inc.
•	Linsco/Private Ledger Corp.
•	Mellon Financial Markets, LLC
•	Merrill Lynch, Pierce, Fenner & Smith Incorporated
•	Morgan Stanley DW, Inc.
•	Multi-Financial Securities Corporation.
•	Pershing LLC
•	Prudential Retirement Brokerage Services, Inc.
•	Raymond James & Associates, Inc.
•	Robert W. Baird & Co. Incorporated
•	Transamerica Financial Advisors, Inc.
•	UBS Financial Services Inc.
•	Valic Financial Advisors, Inc.
•	Wachovia Securities, LLC

In addition to member firms of the NASD, Marketing and Shareholder Support Payments are also made to other selling and shareholder servicing agents, and to affiliates of selling and shareholder servicing agents that sell shares of or provide services to the Funds and their shareholders, such as banks, insurance companies and plan administrators. These firms are not included on the list above, although they may be affiliated with companies on the above list. Also not included on the list above are subsidiaries of Wells Fargo & Company who may receive revenue from the Adviser, the Funds’ distributor or their affiliates through intra-company compensation arrangements and for financial, distribution, administrative and operational services.

The following information was included in the February 27, 2006, supplement and is included herein for your convenience.

All Funds

On February 8, 2006, the Board of Trustees (the “Board”) approved revisions to the Proxy Voting Policies and Procedures (the “Procedures”). The revised Procedures, which can be found below, are effective as of February 27, 2006.

PROXY VOTING POLICIES AND PROCEDURES

The Trusts and Funds Management have adopted policies and procedures (“Procedures”) that are used to vote proxies relating to portfolio securities held by the Funds of the Trusts. The Procedures are designed to ensure that proxies are voted in the best interests of Fund shareholders, without regard to any relationship that any affiliated person of the Fund (or an affiliated person of such affiliated person) may have with the issuer of the security.

The responsibility for voting proxies relating to the Funds’ portfolio securities has been delegated to Funds Management. In accordance with the Procedures, Funds Management exercises its voting responsibility with the goal of maximizing value to shareholders consistent with governing laws and the investment policies of each Fund. While the Funds do not purchase securities to exercise control or to seek to effect corporate change through share ownership, they support sound corporate governance practices within companies in which they invest and reflect that support through their proxy voting process.

Funds Management has established a Proxy Voting Committee (the “Proxy Committee”) that is responsible for overseeing the proxy voting process and ensuring that the voting process is implemented in conformance with the Procedures. Funds Management has retained an independent, unaffiliated nationally recognized proxy voting company, as proxy voting agent. The Proxy Committee monitors the proxy voting agent and the voting process and, in certain situations, votes proxies or directs the proxy voting agent how to vote.

The Procedures set out guidelines regarding how Funds Management and the proxy voting agent will vote proxies. Where the guidelines specify a particular vote on a particular matter, the proxy voting agent handles the proxy, generally without further involvement by the Proxy Committee. Where the guidelines specify a case-by-case determination, or where a particular issue is not addressed in the guidelines, the proxy voting agent forwards the proxy to the Proxy Committee for a vote determination by the Proxy Committee. In addition, even where the guidelines specify a particular vote, the Proxy Committee may exercise a discretionary vote if it determines that a case-by-case review of a particular matter is warranted. As a general matter, proxies are voted consistently on the same matter when securities of an issuer are held by multiple Funds.

The Procedures set forth Funds Management’s general position on various proposals, such as:

•

Routine Items – Funds Management will generally vote for the ratification of auditors, uncontested director or trustee nominees, changes in company name, and other procedural matters related to annual meetings.

•	Corporate Governance – Funds Management will generally vote for charter and bylaw amendments proposed solely to conform with modern business practices or for purposes of simplification.

•

Anti-Takeover Matters – Funds Management generally will vote for proposals that require shareholder ratification of poison pills, and on a case-by-case basis on proposals to redeem a company’s poison pill.

•	Mergers/Acquisitions and Corporate Restructurings – Funds Management’s Proxy Committee will examine these items on a case-by-case basis.

•	Shareholder Rights – Funds Management will generally vote against proposals that may restrict shareholder rights.

In all cases where the Proxy Committee makes the decision regarding how a particular proxy should be voted, the Proxy Committee exercises its voting discretion in accordance with the voting philosophy of the Funds and in the best interests of Fund shareholders. In deciding how to vote, the Proxy Committee may rely on independent research, input and recommendations from third parties including independent proxy services, other independent sources, investment sub-advisers, company managements and shareholder groups as part of its decision-making process.

In most cases, any potential conflicts of interest involving Funds Management or any affiliate regarding a proxy are avoided through the strict and objective application of the Funds’ voting guidelines. However, when the Proxy Committee is aware of a material conflict of interest regarding a matter that would otherwise be considered on a case-by-case basis by the Proxy Committee, the Proxy Committee shall address the material conflict by using any of the following methods: (1) instructing the proxy voting agent to vote in accordance with the recommendation it makes to its clients; (2) disclosing the conflict to the Board and obtaining their consent before voting; (3) submitting the matter to the Board to exercise its authority to vote on such matter; or (4) engaging an independent fiduciary who will direct the Proxy Committee on voting instructions for the proxy. Additionally, the Proxy Committee does not permit its votes to be influenced by any conflict of interest that exists for any other affiliated person of the Funds (such as a sub-adviser or principal underwriter) and the Proxy Committee votes all such matters without regard to the conflict. The Procedures may reflect voting positions that differ from practices followed by other companies or subsidiaries of Wells Fargo & Company.

In order to not hinder possible economic benefits to the Funds and Fund shareholders, Funds Management will generally refrain from voting proxies on foreign securities that are subject to share blocking restrictions. In addition, securities on loan will typically not be recalled to facilitate voting. However, if the Proxy Committee is aware of an item in time to recall the security and has determined in good faith that the importance of the matter to be voted upon outweighs any potential loss of benefits or revenue, the security will be recalled for voting.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available annually on the SEC’s website at http://www.sec.gov.

All Funds

On February 8, 2006, the Board approved revisions to the Policies and Procedures for Disclosure of Fund Portfolio Holdings (the “Policies”). The revised Policies, which can be found below, are effective as of February 27, 2006.

POLICIES AND PROCEDURES FOR DISCLOSURE OF FUND PORTFOLIO HOLDINGS

The following policies and procedures (the “Procedures”) govern the disclosure of portfolio holdings and any ongoing arrangements to make available information about portfolio holdings for the separate series of Wells Fargo Funds Trust (“Funds Trust”), Wells Fargo Master Trust (“Master Trust”) and Wells Fargo Variable Trust (“Variable Trust”) (each of Funds Trust, Master Trust and Variable Trust referred to collectively herein as the “Funds” or individually as the “Fund”) now existing or hereafter created. The Funds have adopted these Procedures to ensure that the disclosure of a Fund’s portfolio holdings is accomplished in a manner that is consistent with a Fund’s fiduciary duty to its shareholders. For purposes of these Procedures, the term, “portfolio holdings” means the stock and bonds held by a Fund and does not include the cash investments or other derivative positions held by the Fund. Under no circumstances shall Funds Management or the Funds receive any compensation in return for the disclosure of information about a Fund’s portfolio securities or for any ongoing arrangements to make available information about a Fund’s portfolio securities.

Disclosure of Fund Portfolio Holdings. The complete portfolio holdings and top ten holdings information referenced below (except for the Funds of Master Trust and Variable Trust) will be available on the Funds’ website until updated for the next applicable period. Funds Management may withhold any portion of a Fund’s portfolio holdings from online disclosure when deemed to be in the best interest of the Fund. Once holdings information has been posted on the website, it may be further disseminated without restriction.

A.

Complete Holdings. The complete portfolio holdings for each Fund (except for funds that operate as fund of funds) shall be made publicly available on the Funds’ website (www.wellsfargo.com/advantagefunds) on a monthly, 30-day or more delayed basis.

B.

Top Ten Holdings. Top ten holdings information for each Fund (except for funds that operate as fund of funds) shall be made publicly available on the Funds’ website on a monthly, seven-day or more delayed basis.

C.	Fund of Funds Structure.

1.	The underlying funds held by a fund that operates as a fund of funds shall be posted to the Funds’ website and included in fund fact sheets on a monthly, seven-day or more delayed basis.

2.

A change to the underlying funds held by a Fund in a fund of funds structure or changes in a Fund’s target allocations between or among its fixed-income and/or equity investments may be posted to the Funds’ website simultaneous with the change.

Furthermore, as required by the SEC, each Fund (except money market funds) shall file its complete portfolio holdings schedule in public filings made with the SEC on a quarterly basis. Each Fund, (including money market funds) is required to file its complete portfolio schedules for the second and fourth fiscal quarter on Form N-CSR, and each Fund (except money market funds) is required to file its complete portfolio schedules for the first and third fiscal quarters on From N-Q, in each instance within 60 days of the end of the Fund’s fiscal quarter. Through Form N-CSR and Form N-Q filings made with the SEC, the Funds’ full portfolio holdings will be publicly available to shareholders on a quarterly basis. Such filings shall be made on or shortly before the 60th day following the end of a fiscal quarter.

Each Fund’s complete portfolio schedules for the second and fourth fiscal quarter, required to be filed on Form N-CSR, shall be delivered to shareholders in the Fund’s semi-annual and annual reports. Each Fund’s complete portfolio schedule for the first and third fiscal quarters, required to be filed on Form N-Q, will not be delivered to shareholders. Each Fund, however, shall include appropriate disclosure in its semi-annual and annual reports as to how a shareholder may obtain holdings information for the Fund’s first and third fiscal quarters.

List of Approved Recipients. The following list describes the limited circumstances in which a Fund’s portfolio holdings may be disclosed to selected third parties in advance of the monthly release on the Funds’ website. In each instance, a determination will be made by Funds Management that such advance disclosure is supported by a legitimate business purpose and that the recipients, where feasible, are subject to an independent duty not to disclose or trade on the nonpublic information.

A.

Sub-Advisers. Sub-advisers shall have full daily access to fund holdings for the Fund(s) for which they have direct management responsibility. Sub-advisers may also release and discuss portfolio holdings with various broker/dealers for purposes of analyzing the impact of existing and future market changes on the prices, availability\demand and liquidity of such securities, as well as for the purpose of assisting portfolio managers in the trading of such securities.

B.

Money Market Portfolio Management Team. The money market portfolio management team at Wells Capital Management Incorporated (“Wells Capital Management”) shall have full daily access to daily transaction information across the Wells Fargo Advantage Funds for purposes of anticipating money market sweep activity which in turn helps to enhance liquidity management within the money market funds.

C.	Funds Management/Wells Fargo Funds Distributor, LLC.

1.

Funds Management personnel that deal directly with the processing, settlement, review, control, auditing, reporting, and/or valuation of portfolio trades shall have full daily access to Fund portfolio holdings through access to PFPC’s Datapath system.

2.

Funds Management personnel that deal directly with investment review and analysis of the Funds shall have full daily access to Fund portfolio holdings through Factset, a program that is used to, among other things, evaluate portfolio characteristics against available benchmarks.

3.

Funds Management and Funds Distributor personnel may be given advance disclosure of any changes to the underlying funds in a fund of funds structure or changes in a Fund’s target allocations that result in a shift between or among its fixed-income and/or equity investments.

D.

External Servicing Agents. Appropriate personnel employed by entities that assist in the review and/or processing of Fund portfolio transactions, employed by the fund accounting agent, the custodian and the trading settlement desk at Wells Capital Management (only with respect to the Funds that Wells Capital Management sub-advises), shall have daily access to all Fund portfolio holdings. In addition, certain of the sub-advisers utilize the services of software provider Advent to assist with portfolio accounting and trade order management. In order to provide the contracted services to the sub-adviser, Advent may receive full daily portfolio holdings information directly from the Funds’ accounting agent however, only for those Funds in which such sub-adviser provides investment advisory services. Funds Management also utilizes the services of Institutional Shareholder Services (“ISS”) and SG Constellation, L.L.C. to assist with proxy voting and B share financing, respectively. Both ISS and SG Constellation, L.L.C. may receive full Fund portfolio holdings on a weekly basis for the Funds for which they provide services.

E.

Rating Agencies. Standard & Poor’s (“S&P”) and Moody’s Investors Services (“Moody’s”) receive full Fund holdings for rating purposes. S&P may receive holdings information weekly on a seven-day delayed basis. Moody’s may receive holdings information monthly on a seven-day delayed basis.

Additions to List of Approved Recipients. Any additions to the list of approved recipients requires approval by the President and Chief Legal Officer of the Funds based on a review of: (i) the type of fund involved; (ii) the purpose for receiving the holdings information; (iii) the intended use of the information; (iv) the frequency of the information to be provided; (v) the length of the lag, if any, between the date of the information and the date on which the information will be disclosed; (vi) the proposed recipient’s relationship to the Funds; (vii) the ability of Funds Management to monitor that such information will be used by the proposed recipient in accordance with the stated purpose for the disclosure; (viii) whether a confidentiality agreement will be in place with such proposed recipient; and (ix) whether any potential conflicts exist regarding such disclosure between the interests of Fund shareholders, on the one hand, and those of the Fund’s investment adviser, principal underwriter, or any affiliated person of the Fund.

Funds Management Commentaries. Funds Management may disclose any views, opinions, judgments, advice or commentary, or any analytical, statistical, performance or other information in connection with or relating to a Fund or its portfolio holdings (including historical holdings information), or any changes to the portfolio holdings of a Fund if such disclosure does not result in the disclosure of current portfolio holdings information any sooner than on a monthly 30-day delayed basis (or on a monthly 7-day delayed basis for a top-ten holding) and such disclosure does not constitute material nonpublic information, which for this purpose, means information that would convey any advantage to a recipient in making an investment decision concerning a Fund.

Board Approval. The Board shall review and reapprove these Procedures, including the list of approved recipients, as often as they deem appropriate, but not less often than annually, and making any changes that they deem appropriate.